Subordinated Debentures (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Jul. 11, 2012
Debt Instrument [Line Items]
Deferment period of trust preferred securities	5 years
Subordinated Debentures (Textual) [Abstract]
Trust preferred securities	$ 25
Debentures are callable, in whole or in part	After five years of the issuance date
Deferral of Interest Payment Notification		5 years
Subordinated Debentures Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Interest rate on trust preferred securities over 3 month LIBOR	1.65%
Term of debentures	30 years
Reference rate description	3-month LIBOR
Trust preferred securities [Member]
Debt Instrument [Line Items]
Interest rate on trust preferred securities over 3 month LIBOR	1.65%
Term of trust preferred securities	30 years
Reference rate description	3-month LIBOR